June 30, 2018

• Pacific Select
Separate Account of
Pacific Life Insurance Company

Semi-Annual Report

TABLE OF CONTENTS

PACIFIC SELECT SEPARATE ACCOUNT

Investments	SA-1
Financial Statements:
Statements of Assets and Liabilities	SA-2
Statements of Operations	SA-3
Statements of Changes in Net Assets	SA-4
Financial Highlights	SA-6
Notes to Financial Statements	SA-8

The 2018 Semi-Annual Report for all underlying investment options may be mailed separately to Pacific Life Insurance Company variable life insurance policyholders with allocations to those options and should be read in conjunction with the Pacific Select Separate Account Semi-Annual Report included herein.

PACIFIC SELECT SEPARATE ACCOUNT

INVESTMENTS

JUNE 30, 2018 (Unaudited)

Each variable account invests in shares of the corresponding portfolio or fund (with the same name). The shares owned and value of investments as of June 30, 2018; and the cost of purchases and proceeds from sales of investments for the period ended June 30, 2018, were as follows:

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
High Yield Bond *	45,929	$368,510	$4,491	$4,657
Inflation Managed *	66,339	698,249	4,858	7,806
Managed Bond *	72,154	906,923	9,978	14,216
Equity Index *	29,476	1,898,978	-	16,619
Growth *	13,576	430,313	-	4,062
Main Street® Core *	8,139	314,874	6,641	4,091
Small-Cap Index *	45,992	1,157,690	-	15,449
Emerging Markets *	28,512	524,848	-	6,921
International Value *	46,728	569,552	-	7,196
Fidelity VIP Government Money Market Service Class	94,878	94,878	941	1,815

* The variable account did not receive any dividend or capital gain distributions from its underlying portfolio/fund during the reporting period.

See Notes to Financial Statements	SA-1

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2018 (Unaudited)

	Variable Accounts
	High Yield	Inflation	Managed	Equity		Main Street
	Bond	Managed	Bond	Index	Growth	Core
ASSETS
Investments in mutual funds, at value	$368,510	$698,249	$906,923	$1,898,978	$430,313	$314,874
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	-	-
Investments sold	-	-	-	-	-	-
Total Assets	368,510	698,249	906,923	1,898,978	430,313	314,874
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	263	210	527	16	393	378
Investments purchased	-	-	-	-	-	-
Mortality and expense risk fees	205	386	503	1,071	242	178
Total Liabilities	468	596	1,030	1,087	635	556
NET ASSETS	$368,042	$697,653	$905,893	$1,897,891	$429,678	$314,318
Units Outstanding	5,868	13,706	15,612	19,178	4,269	3,193
Accumulation Unit Value	$62.72	$50.90	$58.03	$98.96	$100.65	$98.45
Cost of Investments	$289,339	$732,534	$823,928	$833,442	$187,867	$185,202

				Fidelity VIP
				Government
	Small-Cap	Emerging	International	Money Market
	Index	Markets	Value	Service Class
ASSETS
Investments in mutual funds, at value	$1,157,690	$524,848	$569,552	$94,878
Receivables:
Due from Pacific Life Insurance Company	20	-	168	-
Investments sold	-	-	-	-
Total Assets	1,157,710	524,848	569,720	94,878
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	149	-	5
Investments purchased	-	-	-	-
Mortality and expense risk fees	655	300	324	53
Total Liabilities	655	449	324	58
NET ASSETS	$1,157,055	$524,399	$569,396	$94,820
Units Outstanding	38,330	12,578	20,005	9,649
Accumulation Unit Value	$30.19	$41.69	$28.46	$9.83
Cost of Investments	$463,666	$432,643	$544,136	$94,878

See Notes to Financial Statements	SA-2

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2018 (Unaudited)

	Variable Accounts
	High Yield	Inflation	Managed	Equity		Main Street
	Bond	Managed	Bond	Index	Growth	Core
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk fees	1,288	2,423	3,172	6,634	1,450	1,096
Net Investment Income (Loss)	(1,288)	(2,423)	(3,172)	(6,634)	(1,450)	(1,096)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	1,124	(723)	1,493	9,732	2,507	2,193
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	1,124	(723)	1,493	9,732	2,507	2,193
CHANGE IN NET UNREALIZED APPRECIATION
(DEPRECIATION) ON INVESTMENTS	(2,158)	(997)	(16,613)	35,960	44,465	(2,198)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	($2,322)	($4,143)	($18,292)	$39,058	$45,522	($1,101)

				Fidelity VIP
				Government
	Small-Cap	Emerging	International	Money Market
	Index	Markets	Value	Service Class
INVESTMENT INCOME
Dividends	$-	$-	$-	$598
EXPENSES
Mortality and expense risk fees	3,908	1,925	2,138	332
Net Investment Income (Loss)	(3,908)	(1,925)	(2,138)	266
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	8,370	2,187	(3,724)	-
Capital gain distributions	-	-	-	-
Realized Gain (Loss) on Investments	8,370	2,187	(3,724)	-
CHANGE IN NET UNREALIZED APPRECIATION
(DEPRECIATION) ON INVESTMENTS	71,623	(7,703)	(28,324)	-
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$76,085	($7,441)	($34,186)	$266

See Notes to Financial Statements	SA-3

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2018 (1)	2017	2018 (1)	2017	2018 (1)	2017
	High Yield Bond		Inflation Managed		Managed Bond
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	($1,288)	($2,536)	($2,423)	($4,843)	($3,172)	($6,749)
Realized gain (loss) on investments	1,124	3,532	(723)	(1,553)	1,493	14,229
Change in net unrealized appreciation (depreciation) on investments	(2,158)	23,550	(997)	26,645	(16,613)	31,228
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,322)	24,546	(4,143)	20,249	(18,292)	38,708
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	-	-	-	-	-	-
Transfers between variable and fixed accounts, net	4,491	(1,119)	(199)	12,239	(1,137)	(74,116)
Policy maintenance charges	(2,116)	(4,090)	(2,385)	(4,557)	(3,356)	(6,667)
Policy benefits and terminations	-	(7,154)	-	-	-	-
Policy loans and loan repayments	(1,254)	1,587	2,060	(3,642)	3,436	(8,301)
Other	3	(41)	(1)	(33)	17	(66)
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	1,124	(10,817)	(525)	4,007	(1,040)	(89,150)
NET INCREASE (DECREASE) IN NET ASSETS	(1,198)	13,729	(4,668)	24,256	(19,332)	(50,442)
NET ASSETS
Beginning of Year or Period	369,240	355,511	702,321	678,065	925,225	975,667
End of Year or Period	$368,042	$369,240	$697,653	$702,321	$905,893	$925,225
	Equity Index		Growth		Main Street Core
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	($6,634)	($11,885)	($1,450)	($2,442)	($1,096)	($2,102)
Realized gain (loss) on investments	9,732	15,412	2,507	3,334	2,193	11,079
Change in net unrealized appreciation (depreciation) on investments	35,960	317,088	44,465	90,898	(2,198)	36,201
Net Increase (Decrease) in Net Assets Resulting from Operations	39,058	320,615	45,522	91,790	(1,101)	45,178
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	-	1	-	-	-	-
Transfers between variable and fixed accounts, net	-	(2,263)	(1,686)	(2,688)	229	(13,498)
Policy maintenance charges	(3,852)	(6,924)	(901)	(1,615)	(1,191)	(2,414)
Policy benefits and terminations	-	-	-	-	-	-
Policy loans and loan repayments	(6,167)	2,378	(52)	(48)	4,605	(3,435)
Other	(26)	(524)	(71)	(147)	2	(95)
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(10,045)	(7,332)	(2,710)	(4,498)	3,645	(19,442)
NET INCREASE (DECREASE) IN NET ASSETS	29,013	313,283	42,812	87,292	2,544	25,736
NET ASSETS
Beginning of Year or Period	1,868,878	1,555,595	386,866	299,574	311,774	286,038
End of Year or Period	$1,897,891	$1,868,878	$429,678	$386,866	$314,318	$311,774

(1) Unaudited.

See Notes to Financial Statements	SA-4

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2018 (1)	2017	2018 (1)	2017	2018 (1)	2017
	Small-Cap Index		Emerging Markets		International Value
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	($3,908)	($7,093)	($1,925)	($3,348)	($2,138)	($3,915)
Realized gain (loss) on investments	8,370	13,731	2,187	2,008	(3,724)	(7,645)
Change in net unrealized appreciation (depreciation) on investments	71,623	122,213	(7,703)	136,500	(28,324)	116,319
Net Increase (Decrease) in Net Assets Resulting from Operations	76,085	128,851	(7,441)	135,160	(34,186)	104,759
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	-	1	-	-	-	-
Transfers between variable and fixed accounts, net	(494)	(1,346)	(233)	8,070	(433)	(2,226)
Policy maintenance charges	(4,255)	(7,591)	(1,266)	(2,107)	(1,383)	(2,491)
Policy benefits and terminations	-	(7,786)	-	-	-	-
Policy loans and loan repayments	(5,774)	(265)	(3,507)	(887)	(3,233)	987
Other	(119)	(258)	16	(137)	27	(55)
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(10,642)	(17,245)	(4,990)	4,939	(5,022)	(3,785)
NET INCREASE (DECREASE) IN NET ASSETS	65,443	111,606	(12,431)	140,099	(39,208)	100,974
NET ASSETS
Beginning of Year or Period	1,091,612	980,006	536,830	396,731	608,604	507,630
End of Year or Period	$1,157,055	$1,091,612	$524,399	$536,830	$569,396	$608,604

	Fidelity VIP Government
	Money Market Service Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$266	($119)
Realized gain (loss) on investments	-	-
Change in net unrealized appreciation (depreciation) on investments	-	-
Net Increase (Decrease) in Net Assets Resulting from Operations	266	(119)
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	-	-
Transfers between variable and fixed accounts, net	(538)	2,145
Policy maintenance charges	(606)	(1,145)
Policy benefits and terminations	-	(1,060)
Policy loans and loan repayments	-	(9)
Other	4	(2)
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(1,140)	(71)
NET INCREASE (DECREASE) IN NET ASSETS	(874)	(190)
NET ASSETS
Beginning of Year or Period	95,694	95,884
End of Year or Period	$94,820	$95,694

(1) Unaudited.

See Notes to Financial Statements	SA-5

PACIFIC SELECT SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values (“AUV”), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period are presented in the table below.

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
High Yield Bond
01/01/2018 - 06/30/2018 (Unaudited)	$62.72	5,868	$368,042	0.00%	0.70%	(0.63%)
2017	63.12	5,850	369,240	0.00%	0.70%	7.00%
2016	58.99	6,027	355,511	0.00%	0.70%	14.56%
2015	51.49	6,514	335,385	0.00%	0.70%	(5.30%)
2014	54.37	7,645	415,682	0.00%	0.70%	(0.33%)
2013	54.55	7,605	414,842	0.00%	0.70%	6.50%
Inflation Managed
01/01/2018 - 06/30/2018 (Unaudited)	$50.90	13,706	$697,653	0.00%	0.70%	(0.59%)
2017	51.20	13,716	702,321	0.00%	0.70%	2.96%
2016	49.73	13,635	678,065	0.00%	0.70%	4.39%
2015	47.64	14,002	667,075	0.00%	0.70%	(3.74%)
2014	49.49	13,213	653,909	0.00%	0.70%	2.39%
2013	48.33	14,139	683,395	0.00%	0.70%	(9.55%)
Managed Bond
01/01/2018 - 06/30/2018 (Unaudited)	$58.03	15,612	$905,893	0.00%	0.70%	(1.98%)
2017	59.20	15,630	925,225	0.00%	0.70%	3.99%
2016	56.93	17,139	975,667	0.00%	0.70%	2.16%
2015	55.72	17,005	947,567	0.00%	0.70%	(0.14%)
2014	55.80	16,394	914,802	0.00%	0.70%	3.70%
2013	53.81	18,556	998,467	0.00%	0.70%	(2.89%)
Developing Growth
01/01/2018 - 06/30/2018 (Unaudited) (4)
2017 (4)
01/01/2016 - 09/07/2016 (4)	$16.69	-	$-	0.00%	0.70%	1.52%
2015	16.44	443	7,288	0.00%	0.70%	(8.99%)
2014	18.06	1,813	32,749	0.00%	0.70%	(0.33%)
2013	18.12	1,107	20,058	0.00%	0.70%	32.94%
Equity Index
01/01/2018 - 06/30/2018 (Unaudited)	$98.96	19,178	$1,897,891	0.00%	0.70%	2.08%
2017	96.94	19,278	1,868,878	0.00%	0.70%	20.64%
2016	80.36	19,358	1,555,595	0.00%	0.70%	10.83%
2015	72.51	19,805	1,435,992	0.00%	0.70%	0.43%
2014	72.19	20,525	1,481,778	0.00%	0.70%	12.59%
2013	64.12	20,105	1,289,094	0.00%	0.70%	31.00%
Growth
01/01/2018 - 06/30/2018 (Unaudited)	$100.65	4,269	$429,678	0.00%	0.70%	11.78%
2017	90.04	4,296	386,866	0.00%	0.70%	30.73%
2016	68.88	4,349	299,574	0.00%	0.70%	1.50%
2015	67.86	4,389	297,851	0.00%	0.70%	6.71%
2014	63.59	4,696	298,650	0.00%	0.70%	8.12%
2013	58.82	4,718	277,527	0.00%	0.70%	33.27%
Main Street Core
01/01/2018 - 06/30/2018 (Unaudited)	$98.45	3,193	$314,318	0.00%	0.70%	(0.37%)
2017	98.81	3,155	311,774	0.00%	0.70%	16.27%
2016	84.99	3,366	286,038	0.00%	0.70%	11.05%
2015	76.53	3,524	269,732	0.00%	0.70%	2.63%
2014	74.57	3,211	239,420	0.00%	0.70%	10.04%
2013	67.76	3,471	235,203	0.00%	0.70%	30.85%
Small-Cap Index
01/01/2018 - 06/30/2018 (Unaudited)	$30.19	38,330	$1,157,055	0.00%	0.70%	6.97%
2017	28.22	38,682	1,091,612	0.00%	0.70%	13.27%
2016	24.91	39,335	980,006	0.00%	0.70%	19.82%
2015	20.79	40,568	843,511	0.00%	0.70%	(5.59%)
2014	22.02	41,333	910,287	0.00%	0.70%	3.66%
2013	21.25	41,602	883,869	0.00%	0.70%	37.31%

See Notes to Financial Statements	SA-6	See explanation of references on page SA-7

PACIFIC SELECT SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Account		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Emerging Markets
01/01/2018 - 06/30/2018 (Unaudited)	$41.69	12,578	$524,399	0.00%	0.70%	(1.43%)
2017	42.30	12,692	536,830	0.00%	0.70%	33.58%
2016	31.66	12,529	396,731	0.00%	0.70%	5.72%
2015	29.95	13,005	389,509	0.00%	0.70%	(14.65%)
2014	35.09	13,645	478,800	0.00%	0.70%	(5.66%)
2013	37.19	13,967	519,478	0.00%	0.70%	7.99%
International Value
01/01/2018 - 06/30/2018 (Unaudited)	$28.46	20,005	$569,396	0.00%	0.70%	(5.65%)
2017	30.17	20,174	608,604	0.00%	0.70%	20.73%
2016	24.99	20,314	507,630	0.00%	0.70%	2.26%
2015	24.44	21,434	523,773	0.00%	0.70%	(3.31%)
2014	25.27	21,454	542,250	0.00%	0.70%	(11.17%)
2013	28.45	22,097	628,721	0.00%	0.70%	20.83%
Fidelity VIP Government Money Market Service Class
01/01/2018 - 06/30/2018 (Unaudited)	$9.83	9,649	$94,820	1.27%	0.70%	0.28%
2017	9.80	9,766	95,694	0.57%	0.70%	(0.12%)
2016	9.81	9,773	95,884	0.10%	0.70%	(0.59%)
2015	9.87	16,655	164,382	0.01%	0.70%	(0.69%)
04/30/2014 - 12/31/2014	9.94	22,468	223,282	0.01%	0.70%	(0.46%)

(1)     The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets (See Note 3 in Notes to Financial Statements for information on dividends and distributions). These ratios exclude those expenses, such as mortality and expense risk (“M&E”) fees that are assessed against policyholder accounts, either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.

(2)     The expense ratios represent annualized policy fees and expenses of the Separate Account divided by the average daily net assets for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to policyholder accounts through the redemption of units (See Note 4 in Notes to Financial Statements). The expense ratios for periods of less than one full year are annualized.

(3)     Total returns reflect changes in unit values of the underlying portfolios/funds and deductions for M&E fees assessed through the daily AUV calculation. Total returns do not include deductions at the separate account or policy level for any cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges, or other charges that may be incurred under a policy which, if incurred, would have resulted in lower returns. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.

(4)     There has been no activity in the Developing Growth Variable Account since September 7, 2016.

See Notes to Financial Statements	SA-7

PACIFIC SELECT SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. ORGANIZATION

The Pacific Select Separate Account (the “Separate Account”) of Pacific Life Insurance Company (“Pacific Life”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account consists of subaccounts (each, a “Variable Account” and collectively, the “Variable Accounts”) which invest in shares of corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of registered investment management companies (each, a “Fund” and collectively, the “Funds”). As of June 30, 2018, the Fund investment options are Pacific Select Fund (See Note 4) and Fidelity Variable Insurance Products Funds. The Variable Accounts which have not commenced operations as of June 30, 2018 are not presented in this semi-annual report.

Each of the Portfolios pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance policies, are obligations of Pacific Life.

The Separate Account funds modified single premium variable life insurance policies issued by Pacific Life. The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the preparation of its financial statements  in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Separate Account qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to Investment Companies Topic of U.S. GAAP.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost.  Dividend and capital gain distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account are included within the total operations of Pacific Life, which files income tax returns as part of the Pacific Mutual Holding Company consolidated federal income tax return. Under the current tax law, no federal income taxes are expected to be paid with respect to the operations of the Separate Account and no changes were made as a result of the enactment of the Tax Cuts and Jobs Act. The Company will periodically review the status of this policy in the event of changes in the tax law.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividend and capital gain distributions, if any, received from the Portfolios are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Each of the Portfolios in the Pacific Select Fund is treated as a partnership for federal income tax purposes only (the “Partnership Portfolios”). The Partnership Portfolios are not required to distribute taxable income and capital gains for federal income tax purposes. Therefore, no dividend or capital gain distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the period ended June 30, 2018.

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Pacific Life deducts from the Separate Account daily charges for the mortality and expense risks Pacific Life assumes at an annual rate of 0.70% of the average daily net assets of each Variable Account and result in a direct reduction in unit values. The mortality and expense risk fees are included in the accompanying Statements of Operations. The mortality risk assumed by Pacific Life is the risk that those insured may die sooner than predicted, resulting in Pacific Life paying an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the policies will exceed the amounts realized from the fees and charges assessed against the policies. The cost of insurance charge is the primary charge under the policy for the death benefit provided by Pacific Life which may vary by policy based on underwriting criteria. For some policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual policy. All of the fees described above are assessed directly to each policyholder account through a redemption of units. Surrender charges are included in policy benefits and terminations, and cost of insurance

SA-8

PACIFIC SELECT SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

are included in policy maintenance charges in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.

With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums before  amounts are allocated to the Separate Account to help pay costs of distributing the policies and to pay state and local premium taxes, any other taxes that might be imposed, and to compensate Pacific Life for certain costs or lost investment opportunities resulting from amortization and  delayed recognition of certain policy expenses for federal income tax purposes. These deductions are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which they invest.

The assets of certain Variable Accounts invest in Class I or Class D shares of the corresponding Portfolios of Pacific Select Fund (“PSF”). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific non-12b-1 service fee for Class I shares and a class-specific 12b-1 distribution and service fee for Class D shares to Pacific Select Distributors, LLC. (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s non-12b-1 Service Plan and 12b-1 Distribution and Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and distribution and/or service fee rates are disclosed in the Notes to Financial Statements of PSF, which are provided separately. For the period ended June 30, 2018, PLFA received net advisory fees from the corresponding Portfolios of PSF at effective annual rates ranging from 0.05% to 1.00%, and PSD received a non-12b-1 service fee of 0.20% on Class I shares only and a 12b-1 service fee of 0.20% and a distribution fee of 0.05% on Class D shares only, all of which are based on the average daily net assets of each Portfolio. There was no investment by this Separate Account in Class D shares of PSF during the period ended June 30, 2018.

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

6. FAIR VALUE MEASUREMENTS

The Variable Accounts characterize their holdings in the Portfolios as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices (unadjusted) in active markets for identical holdings

Level 2 – Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 – Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of June 30, 2018, the Variable Accounts’ holdings as presented in the Investments section were all categorized as Level 1 under the three-tier hierarchy of inputs.

7. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the period ended June 30, 2018 and for the year or period ended December 31, 2017 were as follows:

	2018			2017
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
High Yield Bond	72	(54)	18	149	(326)	(177)
Inflation Managed	45	(55)	(10)	245	(164)	81
Managed Bond	117	(135)	(18)	108	(1,617)	(1,509)
Equity Index	-	(100)	(100)	271	(351)	(80)
Growth	-	(27)	(27)	-	(53)	(53)
Main Street Core	66	(28)	38	4	(215)	(211)
Small-Cap Index	-	(352)	(352)	502	(1,155)	(653)
Emerging Markets	-	(114)	(114)	268	(105)	163
International Value	-	(169)	(169)	450	(590)	(140)
Fidelity VIP Government Money Market Service Class	44	(161)	(117)	467	(474)	(7)

SA-9

Pacific Life Insurance Company

Mailing Address:

P.O. Box 2030

Omaha, Nebraska 68103-2030

Form No. 15-21759-19